Taxation - Schedule of Components of the Income Taxes Provision (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Components of the Income Taxes Provision [Abstract]
Current	$ (15,099)
Deferred	(98,400)	(15,837)	(88,608)
Total income taxes (benefit) expense	$ (113,499)	$ (15,837)	$ (88,608)